UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

______________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

[✔] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000850779

Wells Fargo Commercial Mortgage Trust 2021-C60

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity: 0001867467

A.J. Sfarra, (212) 214-5613

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 1 hereto is an agreed-upon procedures report, dated July 8, 2021, obtained by the depositor, with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

Attached as Exhibit 2 hereto is an underwriting information comparison agreed-upon procedures report, dated July 8, 2021, obtained by the depositor, with respect to certain agreed-upon procedures performed by Ernst & Young LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.

(Depositor)

Date: July 8, 2021

/s/ Anthony J. Sfarra

By: Anthony J. Sfarra, President
(senior officer in charge of securitization of the depositor)

WFCM 2021-C60 – 15Ga-2

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated July 8, 2021, of Deloitte & Touche LLP.

Exhibit 2	Independent Accountants’ Underwriting Information Comparison Report on Applying Agreed-Upon Procedures, dated July 8, 2021, of Ernst & Young LLP.